                                                         [AIM LOGO APPEARS HERE]

                                                          [COLLAGE APPEARS HERE]

                                                                AIM CHARTER FUND


                                                                   ANNUAL REPORT
                                                                OCTOBER 31, 1995

AIM CHARTER FUND
For shareholders who seek growth and income by investing primarily in stocks of large-cap, well-run companies with a history of stable and improving earnings and generally increasing dividend payouts.


ABOUT FUND PERFORMANCE AND PORTFOLIO DATA THROUGHOUT THIS REPORT:

* AIM Charter Fund's performance figures are for Class A shares, are historical, and reflect reinvestment of all distributions and changes in net asset value. Unless otherwise indicated, the Fund's performance is computed without the maximum 5.50% sales charge. The performance of Class B shares, which commenced sales on June 26, 1995, will differ.

* One-year performance includes reinvested distributions of $0.525 per share for Class A shares.

* The Fund's investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

* Past performance cannot guarantee comparable future results.

ABOUT INDEXES AND OTHER PERFORMANCE BENCHMARKS CITED IN THIS REPORT:

* Lipper Analytical Services, Inc., is an independent mutual fund performance monitor. The unmanaged Lipper Growth and Income Fund Index represents an average of the performance of the 30 largest growth and income mutual funds tracked by Lipper.

* Standard & Poor's Corporation (S&P) is a credit-rating agency. The unmanaged Standard & Poor's Composite Index of 500 Stocks (S&P 500) is widely regarded by investors as representative of the stock market in general. The Dow Jones Industrial Average (DJIA) is an unmanaged composite of the performance of 30 large-company stocks. The NASDAQ (National Association of Securities Dealers Automated Quotation System) Composite Index is a group of more than 4,500 unmanaged over-the-counter securities widely regarded by investors to be representative of the small- and medium-sized company stock universe.

* An investment cannot be made in any indexes listed. Unless otherwise indicated, index results include reinvested dividends and do not reflect sales charges.


   This report may be distributed only to current shareholders or to persons who have received a current prospectus of the Fund.

                                                        A Message from
                                                          the Chairman


                     Dear Fellow Shareholder:

                     A surge in the equity markets helped push AIM Charter Fund
                     Class A Shares to an outstanding total return of 27.03%,
    [PHOTO OF        including reinvested distributions of $0.525 per share, for
  CHARLES T. BAUER   the fiscal year ended October 31, 1995. The Fund not only
  CHAIRMAN OF THE    outperformed the 19.96% gain posted by the Lipper Growth
 BOARD OF THE FUND   and Income Index, which tracks mutual funds sharing your
   APPEARS HERE]     Fund's investment objective, but also outpaced the 26.36%
                     return of the S&P 500 Index.
                       This successful performance accounts, in part, for the Fund's growth from $1.6 billion in assets as the fiscal year opened to $2.07 billion as the fiscal year closed. Fund management recounts the decisions behind the year's performance in the discussion that begins on the following page.
  It has, indeed, been a memorable year for AIM Charter Fund and AIM overall. Since January, AIM's net assets under management have grown from $27 billion to approximately $40 billion. AIM now serves more than 2 million shareholders like you who continue to count on our expertise and diligence in the management of your investment.
  We are reminded that market cycles come and go, and such performance as we have enjoyed this year is unlikely to continue uninterrupted. In terms of market performance, many analysts are cautioning investors to rein in their expectations, noting that it would be unrealistic to expect stock market growth of more than 25% a second year in a row. That is why you should keep in mind that those who have retained a long-term perspective have generally enjoyed the greatest returns on their investment.
  AIM's disciplined earnings-driven strategy is an ongoing evaluation of market opportunity, and as the market continues to climb, our job becomes more challenging. Therefore, even as we relish the success of a good year, our focus is on the year ahead.
  The budget debate over such retirement benefits as Medicare and Social Security only accentuates the need to build your own retirement nest egg, independent of any benefits which may-or may not-be available to you when the time comes. For many in the baby boomer generation, that's just 10 years away.
  It is our hope that you continue to rely on AIM Charter Fund to help you build wealth for your financial future. As always, we are ready to respond to your questions or comments about this report. Please call Client Services at 800-959-4246 during normal business hours. For automated account information 24 hours a day, call the AIM Investor Line toll-free at 800-246-5463.


Respectfully submitted,

/s/ CHARLES T. BAUER
Charles T. Bauer
Chairman

          Management's
          Discussion & Analysis



FINANCIAL AND TECHNOLOGY STOCKS PROPEL
MARKETS TO RECORD LEVELS


    ---------

 . . . a diversified

    portfolio of

   defensive and

   economically

 sensitive stocks

     and its

 earnings-driven

 philosophy were

   key factors

  in the Fund's

  success . . .

    ---------


Healthy corporate profits exceeded analysts' expectations and propelled stocks through record highs in 1995. The strength was broad-based, resuscitating large-capitalization stocks, which had been out of favor for three years. The popular DJIA sailed past 4000 on February 23, 1995, and then topped 5000 on November 21.
  Spearheaded by the powerful technology stock advance, the broader NASDAQ overtook its large-cap cousins in June 1995 to finish the reporting period well ahead of the pack.
  The stars of the technology group were inarguably the semiconductor stocks. As of June 30, 1995, semiconductor stocks were up an astonishing 94% in just six months, according to Barron's. Other technology sectors were also strong, such as aerospace and defense, software, and industrial technology companies. Also strong were beneficiaries of stable interest rates such as banks and thrifts, and consumer cyclical stocks in airlines, leisure and recreation companies, and restaurants.
  In September and October, the market took a well-deserved respite as concern surfaced that third-quarter 1995 earnings reports, particularly in the technology group, would fall below expectations. Some earnings disappointments in such big names as Intel, Microsoft, Nokia, and IBM, among others, initiated profit-taking, which temporarily suspended the market's advance. Of the companies reporting earnings in the third quarter of 1995, I/B/E/S International Inc. reported in The Wall Street Journal that 55% were higher than analysts' expectations, with 14% on target, and 31% below expectations. These results compared favorably with second-quarter reports, of which 57% exceeded expectations and 30% were below target.
  With investor confidence renewed, at least for the near term, the market gathered strength for its next advance. Focus turned from corporate earnings to the growing gridlock in Congress over the proposals to balance the burgeoning budget. The Federal Reserve Board declined to implement its much-anticipated interest rate cut pending some positive resolution to the budget debate.

YOUR INVESTMENT PORTFOLIO

AIM Charter Fund's balanced approach in developing a diversified portfolio of defensive and economically sensitive stocks and its earnings-driven philosophy were key factors in the Fund's success during the reporting period.
  Staying within its growth-and-income focus, the Fund made a strategic decision to add a small number of attractive non-dividend-paying stocks in the technology, financial, health-care and consumer cyclical sectors. This strategy was partly in response to the fact that dividend yields on many common stocks have been at historically low levels and that the Fund was able to supplement the income stream through its investments in convertible securities.
  Noncyclical stocks, those less subject to fluctuation with the business cycle such as financials, health care and non-durables, comprised approximately 45% of the Fund's holdings. Among these were regional Bell operating companies, often called the Baby Bells; a number of solid utilities, including Duke Power and FPL Group; and selected medical and pharmaceutical industry stocks. The Fund's holdings in the financial sector, including insurance firms and brokerage houses such as Merrill Lynch and Morgan Stanley Group, have benefited from 1995's declining interest-rate environment and increased market activity.

--------------------------------------------------------------------------------
MORNINGSTAR RATINGS*

(as of 10/31/95)

                                    FUNDS IN
PERIOD         RATING           EQUITY CATEGORY
------         ------           ---------------
Overall         ****                 N/A
3 Years          ***               1,300
5 Years          ***                 931
10 Years        ****                 487

*Morningstar's rating system of one (lowest) to five (highest) stars is based on risk and return ratios for three-, five- and 10-year periods and considers all loads and fees. Ratings compare funds of similar investment objective and represent past performance, which is no guarantee of comparable future results.
--------------------------------------------------------------------------------

               See important Fund disclosure inside front cover.

--------------------------------------------------------------------------------
Top 10 Holdings (Excluding U.S. Treasuries)*

(AS OF 10/31/95)

 1.  PHILIP MORRIS COMPANIES, INC.
 2.  TEXAS INSTRUMENTS, INC.
 3.  XEROX CORP.
 4.  PFIZER INC.
 5.  JOHNSON & JOHNSON
 6.  A T & T CORP.
 7.  MICRON TECHNOLOGY INC.
 8.  COMPUTER ASSOCIATES INTERNATIONAL, INC.
 9.  PEPSICO INC.
10.  APPLIED MATERIALS, INC.

*MAY INCLUDE EQUITIES, BONDS, AND CONVERTIBLE BONDS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
PORTFOLIO COMPOSITION

(AS OF 10/31/95)

TYPE OF HOLDINGS                                                            PERCENT
----------------                                                            -------
TECHNOLOGY (SEMICONDUCTORS, ELECTRONIC COMPONENTS/MISC.)...................   30%

CYCLICALS (AEROSPACE, CHEMICALS, CAPITAL GOODS, RETAIL.....................   25%

DEFENSIVE (FINANCIAL, HEALTH CARE, UTILITIES, NON-DURABLES, "BABY BELLS")..   45%
------------------------------------------------------------------------------------

  Technology stocks, which compose approximately 30% of the portfolio, made a major contribution to AIM Charter Fund's sterling performance. A number of the Fund's technology holdings are in convertible bonds, which contribute to the Fund's income component while permitting it to participate in this sector's robust growth. Portfolio holdings include such well-known companies as Texas Instruments and Hewlett-Packard.
  The remaining 25% of the Fund's portfolio focused on cyclical industries such as aerospace, capital goods and retailers. Recent additions to the portfolio include Liz Claiborne and Baby Super-store, Inc., which recently reported surprisingly strong earnings.
  In addition, the Fund profited from a number of recent special situations resulting from the surge in merger and acquisition activity. For example, the Fund had owned stock of both Chase and Chemical when the mega-merger of those two banks was announced. It held Clark Equipment stock when that firm was purchased by Ingersoll Rand. The Fund also held AT&T common stock at the time that corporate giant announced its reorganization.
  As of October 31, 1995, the Fund's portfolio comprised 201 securities. Of course, the portfolio's composition is subject to change, and there is no guarantee the Fund will continue to hold these same securities.

OUTLOOK FOR THE FUTURE

At this writing, the market has surpassed the Dow 5000 level. Yet many analysts maintain that this aging bull market-the Dow has gone a record 61 months without experiencing a 10% correction-may have plenty of steam left. Barron's recently reported analysts' estimates that projected the Dow well past 5500 during the coming year.
  Of course, a significant complement of market strategists also believe a correction is due.
  Rather than make any projections of future market performance, AIM remains committed to its disciplined investment strategy, which helps us determine, on a company-by-company basis, which stocks to own and which to sell-without the guesswork of market timing.

               See important Fund disclosure inside front cover.

          Long-Term
          Performance


GROWTH OF A $10,000 INVESTMENT


   AVERAGE ANNUAL TOTAL RETURNS
   For periods ended October 31, 1995

      10 Years               15.01%
      5 Years                14.42
      1 Year                 20.02


                          LIPPER GROWTH
                            & INCOME                                           AIM CHARTER
DATE                          INDEX                     S&P 500                   FUND
----                      -------------                 -------                -----------
10/85                        10,000                      10,000                   9,447
10/86                        13,038                      13,315                  12,431
10/87                        13,343                      14,159                  13,266
10/88                        15,769                      16,259                  14,049
10/89                        19,057                      20,531                  18,780
10/90                        16,854                      18,988                  19,504
10/91                        22,505                      25,350                  26,847
10/92                        24,510                      27,866                  27,967
10/93                        29,287                      32,015                  32,698
10/94                        30,212                      33,253                  31,864
10/95                        36,243                      42,018                  40,477

Past performance cannot guarantee comparable future results.

AIM Charter Fund's performance figures are historical and reflect reinvestment of all distributions and changes in net asset value. Class A share performance reflects the maximum 5.50% sales charge. The performance of the Fund's Class B shares, which commenced sales on June 26, 1995, will differ. The Fund's investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.
  Lipper Analytical Services, Inc. is an independent mutual fund performance monitor. The unmanaged Lipper Growth and Income Fund Index represents an average of the performance of the 30 largest growth and income mutual funds tracked by Lipper. Standard & Poor's Corporation (S&P) is a credit-rating agency. The unmanaged Standard & Poor's Composite Index of 500 Stocks (S&P 500) is widely regarded by investors as representative of the stock market in general.
  An investment cannot be made in any indexes listed. Unless otherwise indicated, index results include reinvested dividends and do not reflect sales charges.

                                                 Financials



SCHEDULE OF INVESTMENTS
October 31, 1995

 SHARES                                                 MARKET VALUE
             COMMON STOCKS - 75.72%

             ADVERTISING/BROADCASTING - 0.37%

     120,000 Omnicom Group, Inc.                       $    7,665,000
---------------------------------------------------------------------

             AEROSPACE/DEFENSE - 1.71%

     240,000 Boeing Co. (The)                              15,750,000
---------------------------------------------------------------------
     160,000 Rockwell International Corp.                   7,120,000
---------------------------------------------------------------------
     140,000 United Technologies Corp.                     12,425,000
---------------------------------------------------------------------
                                                           35,295,000
---------------------------------------------------------------------

             APPLIANCES - 0.47%

     240,000 Newell Co.                                     5,790,000
---------------------------------------------------------------------
      84,300 Premark International, Inc.                    3,898,875
---------------------------------------------------------------------
                                                            9,688,875
---------------------------------------------------------------------

             AUTOMOBILE (MANUFACTURERS) - 1.03%

     280,000 Chrysler Corp.                                14,455,000
---------------------------------------------------------------------
     240,000 Ford Motor Co.                                 6,900,000
---------------------------------------------------------------------
                                                           21,355,000
---------------------------------------------------------------------

             AUTOMOBILE/TRUCKS PARTS & TIRES - 0.24%

     140,000 Echlin Inc.                                    5,005,000
---------------------------------------------------------------------

             BANKING - 0.34%

     240,000 Norwest Corp.                                  7,080,000
---------------------------------------------------------------------

             BANKING (MONEY CENTER) - 1.57%

     180,000 BankAmerica Corp.                             10,350,000
---------------------------------------------------------------------
     160,000 Chemical Banking Corp.                         9,100,000
---------------------------------------------------------------------
     200,000 Citicorp                                      12,975,000
---------------------------------------------------------------------
                                                           32,425,000
---------------------------------------------------------------------

             BEVERAGES - 1.28%

     500,000 PepsiCo Inc.                                  26,375,000
---------------------------------------------------------------------

             BUILDING MATERIALS - 0.87%

     200,000 Black & Decker Corp. (The)                     6,775,000
---------------------------------------------------------------------
     400,000 Masco Corp.                                   11,250,000
---------------------------------------------------------------------
                                                           18,025,000
---------------------------------------------------------------------

             BUSINESS SERVICES - 1.28%

     160,000 Diebold, Inc.                                  8,480,000
---------------------------------------------------------------------
     320,000 Equifax, Inc.                                 12,480,000
---------------------------------------------------------------------
     200,000 Manpower Inc.                                  5,425,000
---------------------------------------------------------------------
                                                           26,385,000
---------------------------------------------------------------------

          Financials



 SHARES                                                 MARKET VALUE

             CHEMICALS - 0.87%

     140,000 Dow Chemical Co.                          $    9,607,500
---------------------------------------------------------------------
     140,000 Eastman Chemical Co.                           8,330,000
---------------------------------------------------------------------
                                                           17,937,500
---------------------------------------------------------------------

             CHEMICALS (SPECIALTY) - 1.01%

     200,000 Grace (W.R.) & Co.                            11,150,000
---------------------------------------------------------------------
     140,000 IMC Global, Inc.                               9,800,000
---------------------------------------------------------------------
                                                           20,950,000
---------------------------------------------------------------------

             COMPUTER MAINFRAMES - 0.94%

     200,000 International Business Machines Corp.         19,450,000
---------------------------------------------------------------------

             COMPUTER MINI/PCS - 2.22%

     200,000 COMPAQ Computer Corp.(a)                      11,150,000
---------------------------------------------------------------------
     240,000 Dell Computer Corp.(a)                        11,190,000
---------------------------------------------------------------------
     120,000 Hewlett Packard Co.                           11,115,000
---------------------------------------------------------------------
     160,000 Sun Microsystems, Inc.(a)                     12,480,000
---------------------------------------------------------------------
                                                           45,935,000
---------------------------------------------------------------------

             COMPUTER NETWORKING - 1.20%

     120,000 Cabletron Systems, Inc.(a)                     9,435,000
---------------------------------------------------------------------
     120,000 Cisco Systems, Inc.(a)                         9,300,000
---------------------------------------------------------------------
     320,000 ECI Telecommunications Ltd.                    6,080,000
---------------------------------------------------------------------
                                                           24,815,000
---------------------------------------------------------------------

             COMPUTER PERIPHERALS - 0.85%

     240,000 Adaptec, Inc.(a)                              10,680,000
---------------------------------------------------------------------
     200,000 Read-Rite Corp.(a)                             6,975,000
---------------------------------------------------------------------
                                                           17,655,000
---------------------------------------------------------------------

             COMPUTER SOFTWARE/SERVICES - 1.94%

     240,000 BMC Software, Inc.(a)                          8,550,000
---------------------------------------------------------------------
     500,000 Computer Associates International, Inc.       27,500,000
---------------------------------------------------------------------
     200,000 NetManage, Inc.(a)                             4,075,000
---------------------------------------------------------------------
                                                           40,125,000
---------------------------------------------------------------------

             CONGLOMERATES - 0.37%

     180,000 Allied-Signal Inc.                             7,650,000
---------------------------------------------------------------------

             CONSUMER NON-DURABLES - 0.30%

     120,000 Duracell International, Inc.                   6,285,000
---------------------------------------------------------------------

                                                        Financials


 SHARES                                                      MARKET VALUE

             COSMETICS & TOILETRIES - 1.52%

     120,000 Gillette Co. (The)                             $    5,805,000
--------------------------------------------------------------------------
     240,000 Procter & Gamble Co.                               19,440,000
--------------------------------------------------------------------------
     140,000 Tambrands Inc.                                      6,265,000
--------------------------------------------------------------------------
                                                                31,510,000
--------------------------------------------------------------------------

             ELECTRIC POWER - 2.28%

     200,000 Baltimore Gas & Electric Co.                        5,350,000
--------------------------------------------------------------------------
     160,000 Carolina Power & Light Co.                          5,240,000
--------------------------------------------------------------------------
     120,000 Duke Power Co.                                      5,370,000
--------------------------------------------------------------------------
     160,000 FPL Group, Inc.                                     6,700,000
--------------------------------------------------------------------------
     240,000 General Public Utilities Corp.                      7,500,000
--------------------------------------------------------------------------
     120,000 Houston Industries, Inc.                            5,565,000
--------------------------------------------------------------------------
     120,000 Northern States Power Co.                           5,670,000
--------------------------------------------------------------------------
     240,000 Southern Co.                                        5,730,000
--------------------------------------------------------------------------
                                                                47,125,000
--------------------------------------------------------------------------

             ELECTRONIC COMPONENTS/MISCELLANEOUS - 3.03%

     320,000 AMP Inc.                                           12,560,000
--------------------------------------------------------------------------
     160,000 General Electric Co.                               10,120,000
--------------------------------------------------------------------------
     120,000 Honeywell, Inc.                                     5,040,000
--------------------------------------------------------------------------
     200,000 Parker-Hannifin Corp.                               6,750,000
--------------------------------------------------------------------------
     240,000 Philips Electronics N.V.-New York Shares-ADR        9,270,000
--------------------------------------------------------------------------
     160,000 Tektronix, Inc.                                     9,480,000
--------------------------------------------------------------------------
     280,000 Teradyne, Inc.(a)                                   9,345,000
--------------------------------------------------------------------------
                                                                62,565,000
--------------------------------------------------------------------------

             ELECTRONIC/DEFENSE - 0.82%

     240,000 Loral Corp.                                         7,110,000
--------------------------------------------------------------------------
     160,000 Sundstrand Corp.                                    9,800,000
--------------------------------------------------------------------------
                                                                16,910,000
--------------------------------------------------------------------------

             ELECTRONIC/PC DISTRIBUTORS - 1.37%

     200,756 Arrow Electronics, Inc.(a)                         10,188,367
--------------------------------------------------------------------------
     240,000 Avnet, Inc.                                        12,090,000
--------------------------------------------------------------------------
     140,000 Wyle Electronics                                    5,967,500
--------------------------------------------------------------------------
                                                                28,245,867
--------------------------------------------------------------------------

          Financials


 SHARES                                                 MARKET VALUE

             FINANCE (ASSET MANAGEMENT) - 1.26%

     280,000 Merrill Lynch & Co., Inc.                 $   15,540,000
---------------------------------------------------------------------
     120,000 Morgan Stanley Group, Inc.                    10,440,000
---------------------------------------------------------------------
                                                           25,980,000
---------------------------------------------------------------------

             FINANCE (CONSUMER CREDIT) - 4.27%

     240,000 American Express Co.                           9,750,000
---------------------------------------------------------------------
     400,000 Countrywide Credit Industries, Inc.            8,850,000
---------------------------------------------------------------------
     160,000 Federal Home Loan Corp.                       11,080,000
---------------------------------------------------------------------
     140,000 Federal National Mortgage Association         14,682,500
---------------------------------------------------------------------
     126,100 Firstar Corp.                                  4,460,788
---------------------------------------------------------------------
     300,000 Green Tree Financial Corp.                     7,987,500
---------------------------------------------------------------------
     240,000 Household International, Inc.                 13,500,000
---------------------------------------------------------------------
     320,000 MBNA Corp.                                    11,800,000
---------------------------------------------------------------------
     320,000 Mercury Finance Co.                            6,160,000
---------------------------------------------------------------------
                                                           88,270,788
---------------------------------------------------------------------

             FINANCE (SAVINGS & LOAN) - 0.31%

     240,000 Greenpoint Financial Corp.                     6,480,000
---------------------------------------------------------------------

             FOOD/PROCESSING - 0.68%

     220,000 Nabisco Holdings Corp.                         5,912,500
---------------------------------------------------------------------
     240,000 Quaker Oats Co.                                8,190,000
---------------------------------------------------------------------
                                                           14,102,500
---------------------------------------------------------------------

             HOMEBUILDING - 0.25%

     160,000 Centex Corp.                                   5,240,000
---------------------------------------------------------------------

             HOTELS/MOTELS - 0.25%

     140,000 Marriott International, Inc.                   5,162,500
---------------------------------------------------------------------

             INSURANCE (MULTI-LINE PROPERTY) - 2.57%

     220,000 Aetna Life & Casualty Co.                     15,482,500
---------------------------------------------------------------------
     320,000 Allstate Financial Corp.                      11,760,000
---------------------------------------------------------------------
     160,000 CIGNA Corp.                                   15,860,000
---------------------------------------------------------------------
     200,000 Travelers Group, Inc.                         10,100,000
---------------------------------------------------------------------
                                                           53,202,500
---------------------------------------------------------------------

             LEISURE & RECREATION - 0.36%

     320,000 Carnival Corp.                                 7,440,000
---------------------------------------------------------------------

                                                      Financials


 SHARES                                                      MARKET VALUE

             MACHINERY (HEAVY) - 0.96%

     140,000 Case Corp.                                     $    5,337,500
--------------------------------------------------------------------------
     260,000 Caterpillar Inc.                                   14,592,500
--------------------------------------------------------------------------
                                                                19,930,000
--------------------------------------------------------------------------

             MEDICAL (DRUGS) - 8.16%

     240,000 American Home Products Corp.                       21,270,000
--------------------------------------------------------------------------
     240,000 Glaxo Wellcome PLC-ADR                              6,510,000
--------------------------------------------------------------------------
     400,000 Johnson & Johnson                                  32,600,000
--------------------------------------------------------------------------
     160,000 Lilly (Eli) & Co.                                  15,460,000
--------------------------------------------------------------------------
     600,000 Pfizer Inc.                                        34,425,000
--------------------------------------------------------------------------
     120,000 Rhone-Poulenc Rorer, Inc.                           5,655,000
--------------------------------------------------------------------------
     400,000 Schering-Plough Corp.                              21,450,000
--------------------------------------------------------------------------
     300,000 SmithKline Beecham PLC-ADR                         15,562,500
--------------------------------------------------------------------------
     400,000 Teva Pharmaceuticals Industries Ltd.-ADR           15,700,000
--------------------------------------------------------------------------
                                                               168,632,500
--------------------------------------------------------------------------

             MEDICAL (PATIENT SERVICES) - 1.33%

     200,000 Columbia/HCA Healthcare Corp.                       9,825,000
--------------------------------------------------------------------------
     200,000 Horizon/CMS Healthcare Corp.(a)                     4,050,000
--------------------------------------------------------------------------
     200,000 Integrated Health Services, Inc.                    4,575,000
--------------------------------------------------------------------------
     160,000 U.S. Healthcare Corp.                               6,160,000
--------------------------------------------------------------------------
     100,846 Vencor, Inc.(a)                                     2,798,477
--------------------------------------------------------------------------
                                                                27,408,477
--------------------------------------------------------------------------

             MEDICAL INSTRUMENTS/PRODUCTS - 0.10%

     100,000 De Rigo S.p.A.-ADR(a)                               2,062,500
--------------------------------------------------------------------------

             METALS (MISCELLANEOUS) - 0.54%

     220,000 Aluminum Co. of America                            11,220,000
--------------------------------------------------------------------------

             NATURAL GAS PIPELINE - 0.67%

     360,000 Williams Companies, Inc.                           13,905,000
--------------------------------------------------------------------------

             OFFICE AUTOMATION - 2.01%

     320,000 Xerox Corp.                                        41,520,000
--------------------------------------------------------------------------

             OIL & GAS (EXPLORATION & PRODUCTION) - 0.21%

     240,000 USX-Marathon Group                                  4,260,000
--------------------------------------------------------------------------

             OIL & GAS SERVICES - 0.52%

     500,000 Occidental Petroleum Corp.                         10,750,000
--------------------------------------------------------------------------

             OIL EQUIPMENT & SUPPLIES - 0.32%

     160,000 Halliburton Co.                                     6,640,000
--------------------------------------------------------------------------

          Financials


 SHARES                                               MARKET VALUE

             PAPER & FOREST PRODUCTS - 1.58%

     240,000 Albany International Corp.-Class A      $    4,980,000
-------------------------------------------------------------------
     140,000 Champion International Corp.                 7,490,000
-------------------------------------------------------------------
     120,000 Kimberly-Clark Corp.                         8,715,000
-------------------------------------------------------------------
     200,000 Mead Corp. (The)                            11,525,000
-------------------------------------------------------------------
                                                         32,710,000
-------------------------------------------------------------------

             REAL ESTATE INVESTMENT TRUSTS - 0.24%

     200,000 Patriot American Hospitality, Inc.(a)        4,875,000
-------------------------------------------------------------------

             RESTAURANTS - 0.55%

     200,000 Outback Steakhouse, Inc.(a)                  6,275,000
-------------------------------------------------------------------
     260,000 Wendy's International, Inc.                  5,167,500
-------------------------------------------------------------------
                                                         11,442,500
-------------------------------------------------------------------

             RETAIL (FOOD & DRUG) - 0.55%

     240,000 Safeway Inc.(a)                             11,340,000
-------------------------------------------------------------------

             RETAIL (STORES) - 2.77%

     120,000 Circuit City Stores, Inc.                    4,005,000
-------------------------------------------------------------------
     160,000 Gap, Inc. (The)                              6,300,000
-------------------------------------------------------------------
   1,200,000 Intimate Brands, Inc.(a)                    20,100,000
-------------------------------------------------------------------
     400,000 Limited (The), Inc.                          7,350,000
-------------------------------------------------------------------
      98,600 Pep Boys - Manny, Moe & Jack                 2,156,875
-------------------------------------------------------------------
     300,000 Sears, Roebuck & Co.                        10,200,000
-------------------------------------------------------------------
     200,000 Shopko Stores, Inc.                          2,150,000
-------------------------------------------------------------------
     100,000 Tandy Corp.                                  4,937,500
-------------------------------------------------------------------
                                                         57,199,375
-------------------------------------------------------------------

             SCIENTIFIC INSTRUMENTS - 0.60%

     240,000 Varian Associates, Inc.                     12,330,000
-------------------------------------------------------------------

             SEMICONDUCTORS - 7.22%

     200,000 Analog Devices, Inc.(a)                      7,225,000
-------------------------------------------------------------------
     500,000 Applied Materials, Inc.(a)                  25,062,500
-------------------------------------------------------------------
     240,000 Intel Corp.                                 16,770,000
-------------------------------------------------------------------
     400,000 Micron Technology Inc.                      28,250,000
-------------------------------------------------------------------
     200,000 National Semiconductor Corp.(a)              4,875,000
-------------------------------------------------------------------
     900,000 Texas Instruments, Inc.                     61,425,000
-------------------------------------------------------------------
     240,000 VLSI Technology, Inc.(a)                     5,640,000
-------------------------------------------------------------------
                                                        149,247,500
-------------------------------------------------------------------

                                                            Financials


 SHARES                                                           MARKET VALUE

             TELECOMMUNICATIONS - 3.03%

     500,000 A T & T Corp.                                       $   32,000,000
-------------------------------------------------------------------------------
     300,000 DSC Communications Corp.(a)                             11,100,000
-------------------------------------------------------------------------------
     100,000 Nokia Corp.-Class A-ADR                                  5,575,000
-------------------------------------------------------------------------------
     400,000 Telefonaktiebolaget L.M. Ericsson-ADR                    8,543,760
-------------------------------------------------------------------------------
     160,000 Tellabs, Inc.(a)                                         5,440,000
-------------------------------------------------------------------------------
                                                                     62,658,760
-------------------------------------------------------------------------------

             TELEPHONE - 2.74%

     200,000 Ameritech Corp.                                         10,800,000
-------------------------------------------------------------------------------
     160,000 BellSouth Corp.                                         12,240,000
-------------------------------------------------------------------------------
     200,000 Cincinnati Bell, Inc.                                    5,875,000
-------------------------------------------------------------------------------
     320,000 GTE Corp.                                               13,200,000
-------------------------------------------------------------------------------
     260,000 SBC Communications, Inc.                                14,527,500
-------------------------------------------------------------------------------
                                                                     56,642,500
-------------------------------------------------------------------------------

             TEXTILES - 0.28%

     205,500 Liz Claiborne, Inc.                                      5,831,061
-------------------------------------------------------------------------------

             TOBACCO - 3.51%

     800,000 Philip Morris Companies Inc.                            67,600,000
-------------------------------------------------------------------------------
     160,000 RJR Nabisco Holdings Corp.                               4,920,000
-------------------------------------------------------------------------------
                                                                     72,520,000
-------------------------------------------------------------------------------
               Total Common Stocks                                1,565,460,703
-------------------------------------------------------------------------------

 PRINCIPAL
 AMOUNT


             CONVERTIBLE CORPORATE BONDS - 11.33%

             AUTOMOBILE/TRUCKS PARTS & TIRES - 0.49%

 $10,000,000 Magna International Inc., Conv. Sub. Deb., 5.00%,
             10/15/02                                                10,150,000
-------------------------------------------------------------------------------

             BUSINESS SERVICES - 0.42%

   4,000,000 Career Horizons Inc., Conv. Bonds, 7.00%,
              11/01/02(b)
              (Acquired 10/16/95-10/27/95; cost $4,015,000)           4,060,000
-------------------------------------------------------------------------------
   4,000,000 Olsten Corp., Conv. Sub. Deb., 4.875%, 05/15/03          4,692,000
-------------------------------------------------------------------------------
                                                                      8,752,000
-------------------------------------------------------------------------------

             CHEMICALS - 0.26%

   6,000,000 Sandoz Capital BVI Ltd., Sr. Conv. Deb., 2.00%,
              10/06/02(b)
              (Acquired 09/28/95; cost $4,947,600)                    5,310,000
-------------------------------------------------------------------------------

          Financials


 PRINCIPAL
 AMOUNT                                                           MARKET VALUE

             COMPUTER NETWORKING - 0.75%

 $ 8,000,000 Bay Networks Inc., Conv. Sub. Deb., 5.25%,
              05/15/03(b)
              (Acquired 09/26/95-10/02/95; cost $8,407,500)      $    9,020,000
-------------------------------------------------------------------------------
   4,000,000 3Com Corp., Conv. Sub. Notes, 10.25%, 11/10/01(b)
             (Acquired 11/08/94; cost $4,000,000)                     6,410,000
-------------------------------------------------------------------------------
                                                                     15,430,000
-------------------------------------------------------------------------------

             COMPUTER PERIPHERALS - 1.03%

  10,000,000 EMC Corp., Conv. Sub. Notes, 4.25%, 01/01/01            10,000,000
-------------------------------------------------------------------------------
   5,000,000 Sanmina Corp., Conv. Sub. Notes, 5.50%,
              08/15/02(b)
              (Acquired 08/10/95-09/22/95; cost $5,064,375)           5,750,000
-------------------------------------------------------------------------------
   5,000,000 Seagate Technology Inc., Conv. Sub. Deb., 6.75%,
             05/01/12                                                 5,625,000
-------------------------------------------------------------------------------
                                                                     21,375,000
-------------------------------------------------------------------------------

             COMPUTER SOFTWARE/SERVICES - 1.83%

  20,000,000 Silicon Graphics Inc., Sr. Conv. Sub. Deb.,
             4.15%, 11/02/13(b)(c)
              (Acquired 10/26/93-09/22/95; cost $9,835,480)          11,143,000
-------------------------------------------------------------------------------
  20,000,000 SoftKey International Inc., Conv. Notes, 5.50%,
             11/01/00(b)
              (Acquired 10/17/95-10/30/95; cost $19,788,820)         16,900,000
-------------------------------------------------------------------------------
   6,000,000 Sterling Software Inc., Conv. Sub. Deb., 5.75%,
             02/01/03                                                 9,882,000
-------------------------------------------------------------------------------
                                                                     37,925,000
-------------------------------------------------------------------------------

             ELECTRONIC COMPONENTS/MISCELLANEOUS - 0.79%

   4,000,000 Checkpoint Systems Inc., Conv. Sub. Deb., 5.25%,
              11/01/05(b)
              (Acquired 10/17/95-10/27/95; cost $4,005,625)           4,060,000
-------------------------------------------------------------------------------
   5,000,000 Dovatron International, Inc., Conv. Sub. Notes,
              6.00%, 10/15/02(b)
              (Acquired 10/06/95-10/09/95; cost $5,108,750)           5,137,500
-------------------------------------------------------------------------------
   7,500,000 Integrated Device Technology, Inc., Conv. Sub.
             Notes, 5.50%, 06/01/02                                   7,162,500
-------------------------------------------------------------------------------
                                                                     16,360,000
-------------------------------------------------------------------------------

             MACHINERY (MISCELLANEOUS) - 0.42%

   4,000,000 Thermo Electron Corp., Sr. Conv. Deb., 4.625%,
             08/01/97(b)
              (Acquired 09/28/94; cost $5,779,440)                    8,653,000
-------------------------------------------------------------------------------

             MEDICAL (DRUGS) - 0.78%

  10,000,000 ICN Pharmaceuticals Inc., Conv. Sub. Notes,
             8.50%, 11/15/99                                         11,183,000
-------------------------------------------------------------------------------
   5,000,000 Ivax Corp., Conv. Deb., 6.50%, 11/15/01(b)
             (Acquired 10/19/95-10/20/95; cost $5,095,000)            4,912,500
-------------------------------------------------------------------------------
                                                                     16,095,500
-------------------------------------------------------------------------------

                                                            Financials


 PRINCIPAL
 AMOUNT                                                           MARKET VALUE


             MEDICAL (PATIENT SERVICES) - 1.15%

 $ 4,000,000 Genesis Health Ventures, Sr. Conv. Sub. Deb.,
             6.00%, 11/30/03                                     $    5,300,000
-------------------------------------------------------------------------------
   5,000,000 Healthsouth Rehabilitation Corp., Conv. Sub.
             Deb., 5.00%, 04/01/01                                    7,446,750
-------------------------------------------------------------------------------
   6,000,000 Integrated Health Services Inc., Conv. Sub. Deb.,
             6.00%, 01/01/03                                          5,698,800
-------------------------------------------------------------------------------
   5,000,000 Prime Hospitality Corp., Conv. Sub. Notes, 7.00%,
             04/15/02                                                 5,275,000
-------------------------------------------------------------------------------
                                                                     23,720,550
-------------------------------------------------------------------------------

             OFFICE AUTOMATION - 0.26%

   4,000,000 Danka Business Systems, Conv. Sub. Deb., 6.75%,
              04/01/02(b)
              (Acquired 03/06/95; cost $4,000,000)                    5,280,000
-------------------------------------------------------------------------------

             RETAIL (STORES) - 0.72%

   5,000,000 Baby Superstore Inc., Conv. Sub. Notes, 4.875%,
             10/01/00                                                 5,187,500
-------------------------------------------------------------------------------
  10,000,000 Federated Department Stores, Conv. Notes, 5.00%,
             10/01/03                                                 9,800,000
-------------------------------------------------------------------------------
                                                                     14,987,500
-------------------------------------------------------------------------------

             SEMICONDUCTORS - 2.43%

   8,000,000 Altera Corp., Conv. Sub. Notes, 5.75%,
              06/15/02(b)
              (Acquired 06/16/95-10/05/95; cost $8,851,250)          10,780,000
-------------------------------------------------------------------------------
   2,000,000 LAM Research Corp., Conv. Sub. Deb., 6.00%,
             05/01/03                                                 4,905,000
-------------------------------------------------------------------------------
   2,500,000 LSI Logic Corp., Conv. Sub. Notes, 5.50%,
             03/15/01(b)
              (Acquired 03/30/94-10/11/95; cost $7,170,340)           9,737,500
-------------------------------------------------------------------------------
  20,000,000 Motorola Inc., Sub. Liquid Yield Option Notes,
             2.25%, 09/27/13(c)                                      16,400,000
-------------------------------------------------------------------------------
  10,000,000 Solectron Corp., Conv. Liquid Yield Option Notes,
             7.00%, 05/05/12(c)                                       8,400,000
-------------------------------------------------------------------------------
                                                                     50,222,500
-------------------------------------------------------------------------------
             Total Convertible Corporate Bonds                      234,261,050
-------------------------------------------------------------------------------

 SHARES

             CONVERTIBLE PREFERRED STOCKS - 6.97%

             AUTOMOBILE (MANUFACTURERS) - 0.52%

     160,000 General Motors Corp.-Class C, $3.25 Dep. Conv.
             Pfd.                                                    10,720,000
-------------------------------------------------------------------------------

             BANKING (MONEY CENTER) - 0.52%

      60,000 Citicorp-$5.375 Dep. Conv. Pfd.                         10,671,780
-------------------------------------------------------------------------------

             COMPUTER SOFTWARE/SERVICES - 0.56%

     120,000 Ceridian Corp.-$2.75 Conv. Pfd.                         11,700,000
-------------------------------------------------------------------------------

             FINANCE (ASSET MANAGEMENT) - 0.79%

     150,000 American General Delaware-Series A, $3.00 Conv.
             Pfd.                                                     7,762,500
-------------------------------------------------------------------------------
     160,000 United Companies Finance LP-$2.97 Conv. Pfd.
             PRIDES                                                   8,560,000
-------------------------------------------------------------------------------
                                                                     16,322,500
-------------------------------------------------------------------------------

          Financials


 SHARES                                                           MARKET VALUE

             FINANCE (CONSUMER CREDIT) - 0.88%

     200,000 First USA-$1.9922 Conv. Pfd.                        $    8,300,000
-------------------------------------------------------------------------------
     160,000 SunAmerica Inc.-Series E, $3.10 Dep. Conv. Pfd.          9,920,000
-------------------------------------------------------------------------------
                                                                     18,220,000
-------------------------------------------------------------------------------

             FUNERAL SERVICES - 0.85%

     250,000 SCI Financial LLC-Series A, $3.125 Conv. Pfd.           17,625,000
-------------------------------------------------------------------------------

             INSURANCE (MULTI-LINE PROPERTY) - 0.21%

     100,000 Allstate Inc.-$2.30 Conv. Pfd.                           4,350,000
-------------------------------------------------------------------------------

             LEISURE & RECREATION - 0.21%

     400,000 Bally Entertainment Corp.-$0.89 Conv. Pfd. PRIDES        4,450,000
-------------------------------------------------------------------------------

             OFFICE PRODUCTS - 0.33%

      80,000 Alco Standard Corp.-Series BB, $5.04 Dep. Conv.
             Pfd. ACES                                                6,840,000
-------------------------------------------------------------------------------

             PAPER & FOREST PRODUCTS - 0.29%

     160,000 Bowater Inc.-Series B, $1.645 Dep. Conv. Pfd.
             PRIDES                                                   6,000,000
-------------------------------------------------------------------------------

             POLLUTION CONTROL - 0.13%

      80,000 Browning-Ferris Industries-$2.5828 Conv. Pfd.
             ACES                                                     2,630,000
-------------------------------------------------------------------------------

             PUBLISHING - 0.31%

     200,000 Time Warner Financing-$1.24 Conv. Pfd. PERCS             6,400,000
-------------------------------------------------------------------------------

             RETAIL (STORES) - 0.24%

     120,000 Best Buy Capital-$3.25 Conv. Pfd.                        4,890,000
-------------------------------------------------------------------------------

             SEMICONDUCTORS - 0.85%

     200,000 National Semiconductors-$3.25 Conv. Pfd.                17,500,000
-------------------------------------------------------------------------------

             TELECOMMUNICATIONS - 0.28%

     120,000 LCI International, Inc.-$1.25 Exch. Conv. Pfd.           5,745,000
-------------------------------------------------------------------------------
             Total Convertible Preferred Stocks                     144,064,280
-------------------------------------------------------------------------------

                                                            Financials

 PRINCIPAL
 AMOUNT                                                           MARKET VALUE

             U.S. TREASURY NOTES - 3.81%

 $ 6,500,000 7.25%, 11/30/96                                     $    6,608,030
-------------------------------------------------------------------------------
   6,500,000 7.50%, 12/31/96                                          6,636,955
-------------------------------------------------------------------------------
   6,500,000 7.50%, 01/31/97                                          6,645,145
-------------------------------------------------------------------------------
   6,500,000 6.875%, 02/28/97                                         6,603,220
-------------------------------------------------------------------------------
   6,500,000 6.625%, 03/31/97                                         6,589,440
-------------------------------------------------------------------------------
   6,500,000 6.50%, 04/30/97                                          6,581,185
-------------------------------------------------------------------------------
   6,500,000 6.125%, 05/31/97                                         6,547,515
-------------------------------------------------------------------------------
   6,500,000 5.625%, 06/30/97                                         6,501,105
-------------------------------------------------------------------------------
   6,500,000 5.875%, 07/31/97                                         6,527,690
-------------------------------------------------------------------------------
   6,500,000 6.00%, 08/31/97                                          6,541,340
-------------------------------------------------------------------------------
   6,500,000 5.75%, 09/30/97                                          6,517,550
-------------------------------------------------------------------------------
   6,500,000 5.625%, 10/31/97                                         6,504,095
-------------------------------------------------------------------------------
             Total U.S. Treasury Notes                               78,803,270
-------------------------------------------------------------------------------

             REPURCHASE AGREEMENTS - 1.73%(d)

     955,097 Daiwa Securities America Inc., 5.90%, 11/01/95(e)          955,097
-------------------------------------------------------------------------------
  35,000,000 Lehman Brothers Government Securities, Inc.,
             5.92%, 11/01/95(f)                                      35,000,000
-------------------------------------------------------------------------------
             Total Repurchase Agreements                             35,955,097
-------------------------------------------------------------------------------
             TOTAL INVESTMENTS - 99.56%                           2,058,544,400
-------------------------------------------------------------------------------
             OTHER ASSETS LESS LIABILITIES - 0.44%                    9,002,438
-------------------------------------------------------------------------------
             NET ASSETS - 100.00%                                $2,067,546,838
===============================================================================

Abbreviations:
ACES   - Automatically Convertible Equity Securities
ADR    - American Depositary Receipt
Conv.  - Convertible
Deb.   - Debentures
Dep.   - Depositary
Exch.  - Exchangeable
Pfd.   - Preferred
PERCS  - Preferred Equity Redemptive Cumulative Stock
PRIDES - Preferred Redeemable Increased Dividend Equity Securities
Sr.    - Senior
Sub.   - Subordinated
NOTES TO SCHEDULE OF INVESTMENTS:
(a) Non-income producing security.
(b) Restricted security. May be resold to qualified institutional buyers in accordance with the provisions of Rule 144A under the Securities Act of 1933, as amended. The valuation of these securities has been determined in accordance with procedures established by the Board of Directors. The aggregate market value of these securities at October 31, 1995 was $107,153,500, which represented 5.18% of the net assets.
(c) Zero coupon bond. The interest rate shown represents the rate of the original issue discount.
(d) Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. The collateral is marked to market daily to ensure its market value as being 102 percent of the sales price of the repurchase agreement. The investments in some repurchase agreements are through participation in joint accounts with other mutual funds managed by the investment advisor.
(e) Joint repurchase agreement entered into 10/31/95 with a maturing value of $401,494,641. Collateralized by $353,853,000 U.S. Treasury obligations, 8.375% due 08/15/08.
(f) Joint repurchase agreement entered into 10/31/95 with a maturity value of $100,016,444. Collateralized by $92,004,000 U.S. Treasury obligations, 6.50% to 9.125% due 04/30/99 to 05/31/99.

See Notes to Financial Statements.

          Financials


STATEMENT OF ASSETS AND LIABILITIES

October 31, 1995

ASSETS:

Investments, at market value (cost $1,774,220,816)         $ 2,058,544,400
--------------------------------------------------------------------------
Receivables for:
  Investments sold                                              80,911,499
--------------------------------------------------------------------------
  Capital stock sold                                            12,279,189
--------------------------------------------------------------------------
  Dividends and interest                                         5,525,541
--------------------------------------------------------------------------
Investment for deferred compensation plan                           13,493
--------------------------------------------------------------------------
Other assets                                                        73,648
--------------------------------------------------------------------------
    Total assets                                             2,157,347,770
--------------------------------------------------------------------------

LIABILITIES:

Payables for:
  Investments purchased                                         82,514,084
--------------------------------------------------------------------------
  Capital stock reacquired                                       4,814,964
--------------------------------------------------------------------------
  Deferred compensation                                             13,493
--------------------------------------------------------------------------
Accrued advisory fees                                            1,110,756
--------------------------------------------------------------------------
Accrued administrative services fees                                 8,544
--------------------------------------------------------------------------
Accrued distribution fees                                          721,859
--------------------------------------------------------------------------
Accrued transfer agent fees                                        343,072
--------------------------------------------------------------------------
Accrued operating expenses                                         274,160
--------------------------------------------------------------------------
    Total liabilities                                           89,800,932
--------------------------------------------------------------------------
Net assets applicable to shares outstanding                $ 2,067,546,838
==========================================================================

NET ASSETS:

Class A                                                    $ 1,974,417,019
==========================================================================
Class B                                                    $    67,591,852
==========================================================================
Institutional Class                                        $    25,537,967
==========================================================================

CAPITAL STOCK, $.001 PAR VALUE PER SHARE:

Class A:
  Authorized                                                   750,000,000
--------------------------------------------------------------------------
  Outstanding                                                  185,803,605
==========================================================================
Class B:
  Authorized                                                   750,000,000
--------------------------------------------------------------------------
  Outstanding                                                    6,365,612
==========================================================================
Institutional Class:
  Authorized                                                   200,000,000
--------------------------------------------------------------------------
  Outstanding                                                    2,396,343
==========================================================================

CLASS A:

  Net asset value and redemption price per share                    $10.63
==========================================================================
  Offering price per share:
    (Net asset value of $10.63 divided by 94.50%)                   $11.25
==========================================================================

CLASS B:

  Net asset value and offering price per share                      $10.62
==========================================================================

INSTITUTIONAL CLASS:

  Net asset value, offering and redemption price per share          $10.66
==========================================================================


See Notes to Financial Statements.

                                                         Financials


STATEMENT OF OPERATIONS

For the year ended October 31, 1995

INVESTMENT INCOME:

Dividends                                                      $ 31,720,012
----------------------------------------------------------------------------
Interest                                                         15,080,737
----------------------------------------------------------------------------
    Total investment income                                      46,800,749
----------------------------------------------------------------------------

EXPENSES:

Advisory fees                                                    10,890,335
----------------------------------------------------------------------------
Administrative services fees                                        109,054
----------------------------------------------------------------------------
Custodian fees                                                      150,968
----------------------------------------------------------------------------
Directors' fees                                                      17,234
----------------------------------------------------------------------------
Distribution fees-Class A                                         5,007,160
----------------------------------------------------------------------------
Distribution fees-Class B                                            94,462
----------------------------------------------------------------------------
Transfer agent fees-Class A                                       2,906,528
----------------------------------------------------------------------------
Transfer agent fees-Class B                                          19,728
----------------------------------------------------------------------------
Transfer agent fees-Institutional Class                               1,224
----------------------------------------------------------------------------
Other                                                               623,804
----------------------------------------------------------------------------
    Total expenses                                               19,820,497
----------------------------------------------------------------------------
Net investment income                                            26,980,252
----------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT SECURITIES,
 FOREIGN CURRENCIES AND FUTURES CONTRACTS:

Net realized gain (loss) on sales of:
  Investment securities                                         179,469,513
----------------------------------------------------------------------------
  Futures contracts                                                (344,344)
----------------------------------------------------------------------------
                                                                179,125,169
----------------------------------------------------------------------------

UNREALIZED APPRECIATION (DEPRECIATION) OF:

  Investment securities                                         202,231,210
----------------------------------------------------------------------------
  Foreign currencies                                                     (8)
----------------------------------------------------------------------------
  Futures contracts                                              (1,250,000)
----------------------------------------------------------------------------
                                                                200,981,202
----------------------------------------------------------------------------
  Net gain on investment securities, foreign currencies and
   futures contracts                                            380,106,371
----------------------------------------------------------------------------
  Net increase in net assets resulting from operations         $407,086,623
============================================================================


See Notes to Financial Statements.

          Financials


STATEMENT OF CHANGES IN NET ASSETS

For the years ended October 31, 1995 and 1994

                                                    1995            1994
OPERATIONS:

  Net investment income                        $   26,980,252  $   37,921,889
------------------------------------------------------------------------------
  Net realized gain on sales of investment
   securities, foreign currencies and futures
   contracts                                      179,125,169      56,414,638
------------------------------------------------------------------------------
  Net unrealized appreciation (depreciation)
   of investment securities, foreign
   currencies and futures contracts               200,981,202    (136,629,171)
------------------------------------------------------------------------------
    Net increase (decrease) in net assets
     resulting from operations                    407,086,623     (42,292,644)
------------------------------------------------------------------------------
Dividends to shareholders from net investment
 income:
  Class A                                         (34,589,802)    (28,712,940)
------------------------------------------------------------------------------
  Class B                                             (55,355)             --
------------------------------------------------------------------------------
  Institutional Class                                (536,096)       (485,084)
------------------------------------------------------------------------------
Distributions to shareholders from net
 realized gains on investments:
  Class A                                         (57,274,888)    (28,113,934)
------------------------------------------------------------------------------
  Class B                                             (12,593)             --
------------------------------------------------------------------------------
  Institutional Class                                (759,222)       (384,536)
------------------------------------------------------------------------------
Net equalization credits (charges):
  Class A                                            (284,916)       (147,034)
------------------------------------------------------------------------------
  Class B                                              24,584              --
------------------------------------------------------------------------------
  Institutional Class                                 (13,270)            335
------------------------------------------------------------------------------
Share transactions-net:
  Class A                                          86,486,354     (12,596,188)
------------------------------------------------------------------------------
  Class B                                          66,768,426              --
------------------------------------------------------------------------------
  Institutional Class                                (206,795)     (1,032,133)
------------------------------------------------------------------------------
    Net increase (decrease) in net assets         466,633,050    (113,764,158)
------------------------------------------------------------------------------

NET ASSETS:

  Beginning of period                           1,600,913,788   1,714,677,946
------------------------------------------------------------------------------
  End of period                                $2,067,546,838  $1,600,913,788
------------------------------------------------------------------------------

NET ASSETS CONSIST OF:

  Capital (par value and additional paid-in)   $1,606,658,340  $1,453,610,355
------------------------------------------------------------------------------
  Undistributed net investment income                 102,563       8,577,166
------------------------------------------------------------------------------
  Undistributed net realized gain on sales of
   investment securities, foreign currencies
   and futures contracts                          176,462,351      55,383,885
------------------------------------------------------------------------------
  Unrealized appreciation of investment
   securities and futures contracts               284,323,584      83,342,382
------------------------------------------------------------------------------
                                               $2,067,546,838  $1,600,913,788
------------------------------------------------------------------------------



See Notes to Financial Statements.

                                                           Financials


NOTES TO FINANCIAL STATEMENTS

October 31, 1995

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

AIM Charter Fund (the "Fund") is a series portfolio of AIM Equity Funds, Inc. (the "Company"). The Company is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of four diversified portfolios:
AIM Charter Fund, AIM Weingarten Fund, AIM Constellation Fund and AIM Aggressive Growth Fund. The Fund currently offers three different classes of shares: Class A shares, Class B shares and the Institutional Class. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
A. Security Valuations - Except as provided in the next sentence, a security listed or traded on an exchange is valued at its last sales price on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the mean between the closing bid and asked prices on that day. Exchange listed convertible bonds are valued at the mean between the closing bid and asked prices obtained from a broker-dealer. Each security traded in the over-the-counter market (but not including securities reported on the NASDAQ National Market System) is valued at the mean between the last bid and asked prices based upon quotes furnished by market makers for such securities. Each security reported on the NASDAQ National Market System is valued at the last sales price on the valuation date, or absent a last sales price, at the mean of the closing bid and asked prices. Debt obligations that are issued or guaranteed by the U.S. Treasury are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as yield, type of issue, coupon rate and maturity date. Securities for which market prices are not provided by any of the above methods are valued at the mean between last bid and asked prices based upon quotes furnished by independent sources. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the supervision of the Company's officers in a manner specifically authorized by the Board of Directors of the Company. Short-term obligations having 60 days or less to maturity are valued at amortized cost which approximates market value.
B. Securities Transactions, Investment Income and Distributions - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded as earned from settlement date and is recorded on the accrual basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date.
C. Federal Income Taxes - The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
D. Expenses - Operating expenses directly attributable to a class of shares are charged to that class' operations. Expenses which are applicable to all classes, e.g. advisory fees, are allocated among them.
E. Equalization - The Fund follows the accounting practice known as equalization by which a portion of the proceeds from sales and costs of repurchases of Fund shares, equivalent on a per share basis to the amount of undistributed net investment income, is credited or charged to undistributed net income when the transaction is recorded so that the undistributed net investment income per share is unaffected by sales or redemptions of Fund shares.
F. Foreign Currency Translations - Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.
G. Foreign Currency Contracts - A forward currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a forward contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts.

          Financials


H. Stock Index Futures Contracts - The Fund may purchase or sell stock index futures contracts as a hedge against changes in market conditions. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are made or received depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. Risks include the possibility of an illiquid market and the change in the value of the contracts may not correlate with changes in the value of the securities being hedged.

NOTE 2 - ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Company has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 1.0% of the first $30 million of the Fund's average daily net assets, plus 0.75% of the Fund's average daily net assets in excess of $30 million to and including $150 million, plus 0.625% of the Fund's average daily net assets in excess of $150 million. AIM has agreed to voluntarily waive a portion of its advisory fees paid by the Fund to AIM to the extent necessary to reduce the fees paid by the Fund at net asset levels higher than those currently incorporated in the present advisory fee schedule. AIM will receive a fee calculated at the annual rate of 1.0% of the first $30 million of the Fund's average daily net assets, plus 0.75% of the Fund's average daily net assets in excess of $30 million to and including $150 million, plus 0.625% of the Fund's average daily net assets in excess of $150 million to and including $2 billion, plus 0.60% of the Fund's average daily net assets in excess of $2 billion. Under the terms of a master sub-advisory agreement between AIM and A I M Capital Management, Inc. ("AIM Capital"), AIM pays AIM Capital 50% of the amount paid by the Fund to AIM. These agreements require AIM to reduce its fees or, if necessary, make payments to the Fund to the extent required to satisfy any expense limitations imposed by the securities laws or regulations thereunder of any state in which the Fund's shares are qualified for sale.
 The Fund, pursuant to a master administrative services agreement with AIM, has agreed to reimburse AIM for certain administrative costs incurred in providing accounting services to the Fund. During the year ended October 31, 1995, AIM was reimbursed $109,054 for such services.
 The Fund, pursuant to a transfer agency and services agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") for certain costs incurred in providing transfer agency services to the Class A and Class B shares. During the year ended October 31, 1995, AFS was paid $1,568,721 for such services. During the year ended October 31, 1995, the Fund paid A I M Institutional Fund Services, Inc. ("AIFS") $587 for shareholder and transfer agency services with respect to the Institutional Class. Effective July 1, 1995, AIFS became the exclusive transfer agent for the Institutional Class of the Fund.
 The Company has entered into a master distribution agreement with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A and Class B shares and a master distribution agreement with Fund Management Company ("FMC") to serve as the distributor for the Institutional Class. The Company has adopted Plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A shares (the "Class A Plan") and with respect to the Fund's Class B shares (the "Class B Plan") (collectively, the "Plans"). The Fund, pursuant to the Class A Plan, pays AIM Distributors compensation at the annual rate of 0.30% of the average daily net assets attributable to the Class A shares. The Class A Plan is designed to compensate AIM Distributors for certain promotional and other sales related costs, and to implement a program which provides periodic payments to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own Class A shares of the Fund. The Fund, pursuant to the Class B Plan, pays AIM Distributors compensation at an annual rate of 1.00% of the average daily net assets attributable to the Class B shares. Of this amount, the Fund may pay a service fee of 0.25% of the average daily net assets of the Class B shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own Class B shares of the Fund. Any amounts not paid as a service fee under such Plans would constitute an asset-based sales charge. The Plans also impose a cap on the total sales charges, including asset-based sales charges, that may be paid by the respective classes. AIM Distributors may, from time to time, assign, transfer or pledge to one or more designees, its right to all or a designated portion of (a) compensation received by AIM Distributors from the Fund pursuant to the Class B Plan (but not AIM Distributors' duties and obligations pursuant to the Class B Plan), and (b) any contingent deferred sales charges received by AIM Distributors related to the Class B shares. During the year ended October 31, 1995 for the Class A shares and the period June 26, 1995 (date sales commenced) through October 31, 1995 for the Class B shares, the Class A shares and the Class B shares paid AIM Distributors $5,007,160 and $94,462, respectively, as compensation under the Plans.
 AIM Distributors received commissions of $1,316,019 from sales of Class A shares of the Fund during the year ended October 31, 1995. Such commissions are not an expense of the Fund. They are deducted from, and are not included in, the proceeds from sales of Class A shares. During the year ended October 31, 1995, AIM Distributors received commissions of $18,452 in contingent deferred sales charges imposed on redemptions of Class A and Class B shares. Certain officers and directors of the Company are officers and directors of AIM, AIM Capital, AIM Distributors, AFS, AIFS and FMC.

                                                           Financials



 During the year ended October 31, 1995, the Fund paid legal fees of $6,853 for services rendered by Kramer, Levin, Naftalis, Nessen, Kamin & Frankel as counsel to the Company's directors. A member of that firm is a director of the Company.

NOTE 3 - DIRECTORS' FEES

Directors' fees represent remuneration paid or accrued to each director who is not an "interested person" of AIM. The Company may invest directors' fees, if so elected by a director, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 4 - BANK BORROWINGS

The Fund has a $28,500,000 committed line of credit with a financial institution syndicate with Chemical Bank of New York as the administrative agent. Interest on borrowings under the line of credit is payable on maturity or prepayment date. During the period July 20, 1995 (effective date of Credit Agreement) through October 31, 1995, the Fund did not borrow under the line of credit agreement. The Fund is charged a commitment fee, payable quarterly, at the rate of 1/10 of 1% per annum on the unused balance of the Fund's commitment.

NOTE 5 - INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the year ended October 31, 1995 was $2,717,900,855 and $2,713,027,662, respectively.
 The amount of unrealized appreciation (depreciation) of investment securities as of October 31, 1995, on a tax basis, is as follows:

Aggregate unrealized appreciation of investment securities    $307,302,292
---------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities   (26,174,954)
---------------------------------------------------------------------------
Net unrealized appreciation of investment securities          $281,127,338
===========================================================================

Cost of investments for tax purposes is $1,777,417,062.

NOTE 6 - CAPITAL STOCK

Changes in the capital stock outstanding for the years ended October 31, 1995 and 1994 were as follows:

                                  1995                       1994
                        -------------------------  -------------------------
                          SHARES        AMOUNT       SHARES        AMOUNT
                        -----------  ------------  -----------  ------------
Sold:
  Class A                40,727,782  $396,439,839   40,711,895  $363,174,892
----------------------  -----------  ------------  -----------  ------------
  Class B*                6,409,868    67,237,422           --            --
----------------------  -----------  ------------  -----------  ------------
  Institutional Class       335,121     3,269,772      280,235     2,507,705
----------------------  -----------  ------------  -----------  ------------
Issued as reinvestment
 of dividends:
  Class A                10,283,705    77,653,310    4,862,946    43,539,217
----------------------  -----------  ------------  -----------  ------------
  Class B*                    5,996        64,162           --            --
----------------------  -----------  ------------  -----------  ------------
  Institutional Class       134,103     1,130,381       83,958       753,348
----------------------  -----------  ------------  -----------  ------------
Reacquired:
  Class A               (42,561,203) (387,606,795) (46,996,269) (419,310,297)
----------------------  -----------  ------------  -----------  ------------
  Class B*                  (50,252)     (533,158)          --            --
----------------------  -----------  ------------  -----------  ------------
  Institutional Class      (519,822)   (4,606,948)    (476,063)   (4,293,186)
----------------------  -----------  ------------  -----------  ------------
                         14,765,298  $153,047,985   (1,533,298) $(13,628,321)
======================  ===========  ============  ===========  ============

* Class B shares commenced sales on June 26, 1995.

          Financials



NOTE 7 - FINANCIAL HIGHLIGHTS

Shown below are the condensed financial highlights for a Class A share outstanding during each of the years in the ten-year period ended October 31, 1995 and for a Class B share outstanding during the period June 26, 1995 (date sales commenced) through October 31, 1995.

CLASS A:

                            1995           1994         1993        1992       1991      1990     1989     1988     1987
                         ----------     ----------   ----------  ----------  --------  --------  -------  -------  -------
Net asset value,
 beginning of period     $     8.90     $     9.46   $     8.36  $     8.42  $   6.55  $   6.97  $  5.40  $  6.61  $  8.18
-----------------------  ----------     ----------   ----------  ----------  --------  --------  -------  -------  -------
Income from investment
 operations:
 Net investment income         0.15           0.21         0.17        0.18      0.18      0.18     0.21     0.15     0.09
-----------------------  ----------     ----------   ----------  ----------  --------  --------  -------  -------  -------
 Net gains (losses) on
  securities (both
  realized
  and unrealized)              2.11          (0.45)        1.22        0.16      2.15      0.08     1.55     0.16     0.35
-----------------------  ----------     ----------   ----------  ----------  --------  --------  -------  -------  -------
  Total from investment
   operations                  2.26          (0.24)        1.39        0.34      2.33      0.26     1.76     0.31     0.44
-----------------------  ----------     ----------   ----------  ----------  --------  --------  -------  -------  -------
Less distributions:
 Dividends from net
  investment income           (0.20)         (0.16)       (0.29)      (0.17)    (0.15)    (0.26)   (0.19)   (0.12)   (0.14)
-----------------------  ----------     ----------   ----------  ----------  --------  --------  -------  -------  -------
 Distributions from
  capital gains               (0.33)         (0.16)          --       (0.23)    (0.31)    (0.42)      --    (1.40)   (1.87)
-----------------------  ----------     ----------   ----------  ----------  --------  --------  -------  -------  -------
  Total distributions         (0.53)         (0.32)       (0.29)      (0.40)    (0.46)    (0.68)   (0.19)   (1.52)   (2.01)
-----------------------  ----------     ----------   ----------  ----------  --------  --------  -------  -------  -------
Net asset value, end of
 period                  $    10.63     $     8.90   $     9.46  $     8.36  $   8.42  $   6.55  $  6.97  $  5.40  $  6.61
=======================  ==========     ==========   ==========  ==========  ========  ========  =======  =======  =======
Total return(b)               27.03%         (2.55)%      16.92%       4.17%    37.65%     3.86%   33.68%    5.90%    6.72%
=======================  ==========     ==========   ==========  ==========  ========  ========  =======  =======  =======
Ratios/supplemental
 data:
Net assets, end of
 period (000s omitted)   $1,974,417     $1,579,074   $1,690,482  $1,256,151  $443,546  $102,499  $70,997  $65,799  $82,756
=======================  ==========     ==========   ==========  ==========  ========  ========  =======  =======  =======
Ratio of expenses to
 average net assets            1.17%(c)       1.17%        1.17%       1.17%     1.29%     1.35%    1.35%    1.46%    1.15%
=======================  ==========     ==========   ==========  ==========  ========  ========  =======  =======  =======
Ratio of net investment
 income to average net
 assets                        1.55%(c)       2.32%        1.89%       2.14%     2.14%     2.51%    3.73%    2.83%    1.57%
=======================  ==========     ==========   ==========  ==========  ========  ========  =======  =======  =======
Portfolio turnover rate         161%           126%         144%         95%      144%      215%     131%     247%     225%
=======================  ==========     ==========   ==========  ==========  ========  ========  =======  =======  =======
                         1986(a)
                         --------
Net asset value,
 beginning of period     $  6.83
------------------------ --------
Income from investment
 operations:
 Net investment income      0.16
------------------------ --------
 Net gains (losses) on
  securities (both
  realized
  and unrealized)           1.87
------------------------ --------
  Total from investment
   operations               2.03
------------------------ --------
Less distributions:
 Dividends from net
  investment income        (0.17)
------------------------ --------
 Distributions from
  capital gains            (0.51)
------------------------ --------
  Total distributions      (0.68)
------------------------ --------
Net asset value, end of
 period                  $  8.18
======================== ========
Total return(b)            31.59%
======================== ========
Ratios/supplemental
 data:
Net assets, end of
 period (000s omitted)   $81,985
======================== ========
Ratio of expenses to
 average net assets         1.21%
======================== ========
Ratio of net investment
 income to average net
 assets                     1.91%
======================== ========
Portfolio turnover rate       75%
======================== ========

(a) The Fund changed investment advisers on May 2, 1986.
(b) Does not deduct sales charges.
(c) Ratios are based on average net assets of $1,669,053,423.

                                                            Financials



NOTE 7 - FINANCIAL HIGHLIGHTS--CONTINUED

CLASS B:

                                                       1995
                                                      -------
Net asset value, beginning of period                  $  9.81
----------------------------------------------------  -------
Income from investment operations:
 Net investment income                                   0.03
----------------------------------------------------  -------
 Net gains (losses) on securities (both realized
  and unrealized)                                        0.80
----------------------------------------------------  -------
  Total from investment operations                       0.83
----------------------------------------------------  -------
Less distributions:
 Dividends from net investment income                   (0.02)
----------------------------------------------------  -------
 Distributions from capital gains                          --
----------------------------------------------------  -------
  Total distributions                                   (0.02)
----------------------------------------------------  -------
Net asset value, end of period                        $ 10.62
====================================================  =======
Total return(a)                                          8.48%
====================================================  =======
Ratios/supplemental data:
Net assets, end of period (000s omitted)              $67,592
====================================================  =======
Ratio of expenses to average net assets                  1.98%(b)
====================================================  =======
Ratio of net investment income to average net assets     0.74%(b)
====================================================  =======
Portfolio turnover rate                                   161%
====================================================  =======

(a) Total returns do not deduct contingent deferred sales charges and are not annualized for periods less than one year.
(b) Ratios are annualized and based on average net assets of $26,935,502.

INDEPENDENT AUDITORS' REPORT

To the Shareholders and Board of Directors
AIM Charter Fund:

We have audited the accompanying statement of assets and liabilities of the AIM Charter Fund (a portfolio of AIM Equity Funds, Inc.), including the schedule of investments, as of October 31, 1995, the related statement of operations for the year then ended, and the statement of changes in net assets and financial highlights for each of the years in the two-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
 We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1995, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
 In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AIM Charter Fund as of October 31, 1995, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for each of the years in the two-year period then ended, in conformity with generally accepted accounting principles.


                               KPMG Peat Marwick LLP

Houston, Texas
December 8, 1995



                                              Directors & Officers



BOARD OF DIRECTORS                          OFFICERS                                   OFFICE OF THE FUND

Charles T. Bauer                            Charles T. Bauer                           11 Greenway Plaza
Chairman and Chief Executive Officer        Chairman                                   Suite 1919
A I M Management Group Inc.                                                            Houston, TX 77046
                                            Robert H. Graham
Bruce L. Crockett                           President                                  INVESTMENT ADVISOR
Director, President, and Chief
Executive Officer                           John J. Arthur                             A I M Advisors, Inc.
COMSAT Corporation                          Senior Vice President and Treasurer        11 Greenway Plaza
                                                                                       Suite 1919
Owen Daly II                                Gary T. Crum                               Houston, TX 77046
Director                                    Senior Vice President
Cortland Trust Inc.                                                                    TRANSFER AGENT
                                            Jonathan C. Schoolar
Carl Frischling                             Senior Vice President                      A I M Fund Services, Inc.
Partner                                                                                P.O. Box 4739
Kramer, Levin, Naftalis, Nessen,            Carol F. Relihan                           Houston, TX 77210-4739
Kamin & Frankel                             Vice President and Secretary
                                                                                       CUSTODIAN
Robert H. Graham                            Melville B. Cox
President and Chief Operating Officer       Vice President                             State Street Bank and Trust Company
A I M Management Group Inc.                                                            225 Franklin Street
                                            Dana R. Sutton                             Boston, MA 02110
John F. Kroeger                             Vice President and Assistant Treasurer
Formerly, Consultant                                                                   COUNSEL TO THE FUND
Wendell & Stockel Associates, Inc.          P. Michelle Grace
                                            Assistant Secretary                        Ballard Spahr
Lewis F. Pennock                                                                       Andrews & Ingersoll
Attorney                                    Nancy L. Martin                            1735 Market Street
                                            Assistant Secretary                        Philadelphia, PA 19103
Ian W. Robinson
Consultant; Former Executive                Ofelia M. Mayo                             COUNSEL TO THE DIRECTORS
Vice President and                          Assistant Secretary
Chief Financial Officer                                                                Kramer, Levin, Naftalis,
Bell Atlantic Management                    Kathleen J. Pflueger                       Nessen, Kamin & Frankel
Services, Inc.                              Assistant Secretary                        919 Third Avenue
                                                                                       New York, NY 10022
Louis S. Sklar                              Samuel D. Sirko
Executive Vice President                    Assistant Secretary                        DISTRIBUTOR
Hines Interests
Limited Partnership                         Stephen I. Winer                           A I M Distributors, Inc.
                                            Assistant Secretary                        11 Greenway Plaza
                                                                                       Suite 1919
                                            Mary J. Benson                             Houston, TX 77046
                                            Assistant Treasurer
                                                                                       AUDITORS

                                                                                       KPMG Peat Marwick LLP
                                                                                       700 Louisiana
                                                                                       NationsBank Bldg.
                                                                                       Houston, TX 77002


REQUIRED FEDERAL INCOME TAX INFORMATION

AIM Charter Fund Class A and Class B shares paid ordinary dividends in the amount of $0.20 and $0.0215 per share, respectively, to shareholders during its tax year ended October 31, 1995. Of this amount, 33% is eligible for the dividends received deduction for corporations. The Class A shares also distributed long-term capital gains of $0.325 per share during its tax year ended October 31, 1995.


[PICTURE                                                                   THE AIM FAMILY OF FUNDS(R)
APPEARS
HERE]                                                                      AGGRESSIVE GROWTH
                                                                           AIM Aggressive Growth Fund*
                                                                           AIM Constellation Fund
                                                                           AIM Global Aggressive Growth Fund

                                                                           GROWTH
                                                                           AIM Global Growth Fund
                                                                           AIM Growth Fund
                                                                           AIM International Equity Fund
                                                                           AIM Value Fund
                                                                           AIM Weingarten Fund

                                                                           GROWTH AND INCOME
                                                                           AIM Balanced Fund
                                                                           AIM Charter Fund

                                                                           INCOME AND GROWTH
                                                                           AIM Global Utilities Fund**

                                                                           HIGH CURRENT INCOME
                                                                           AIM High Yield Fund

                                                                           CURRENT INCOME
                                                                           AIM Global Income Fund
                                                                           AIM Income Fund

                                                                           CURRENT TAX-FREE INCOME
                                                                           AIM Municipal Bond Fund
                                                                           AIM Tax-Exempt Bond Fund of CT
                                                                           AIM Tax-Free Intermediate Shares

                                                                           CURRENT INCOME AND HIGH DEGREE
                                                                            OF SAFETY
                                                                           AIM Intermediate Government Fund***

                                                                           HIGH DEGREE OF SAFETY AND
                                                                            CURRENT INCOME
                                                                           AIM Limited Maturity Treasury Shares

                                                                           STABILITY, LIQUIDITY, AND
                                                                            CURRENT INCOME
                                                                           AIM Money Market Fund

                                                                           STABILITY, LIQUIDITY, AND
                                                                            CURRENT TAX-FREE INCOME

                                                                           AIM Tax-Exempt Cash Fund

                                                                           *AIM Aggressive Growth Fund was closed
                                                                           to new investors on July 18, 1995. **On
                                                                           May 1, 1995, AIM Utilities Fund broadened
                                                                           its investment strategy to permit up to
                                                                           80% of its total assets to be invested in
                                                                           foreign securities, and was renamed
AIM Management Group has provided leadership                               AIM Global Utilities Fund. ***On
in the mutual fund industry since 1976 and                                 September 25, 1995, AIM Government
currently manages approximately $40 billion                                Securities Fund became AIM Intermediate
in assets for more than 2 million shareholders,                            Government Fund. For more complete
including individual investors, corporate clients,                         information about any AIM Fund(s), including
and financial institutions. The AIM Family of                              sales charges and expenses, ask your
Funds(R) is distributed nationwide, and AIM                                financial consultant or securities dealer
today ranks among the nation's top 20 mutual                               for a free prospectus(es). Please read the
companies in assets under management, according                            prospectus(es) carefully before you invest
to Lipper Analytical Services, Inc.                                        or send money.



[AIM LOGO                                                                                                       -------------------
APPEARS                                                                                                               BULK RATE
HERE]                                                                                                               U.S. POSTAGE
                                                                                                                        PAID
                                                                                                                    HOUSTON, TX
A I M Distributors, Inc.                                                                                          Permit No. 1919
11 Greenway Plaza, Suite 1919                                                                                   -------------------
Houston, TX 77046